Investments - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Investments [Line Items]
Proceeds from sales of investments	$ 377	$ 654
Proceeds from the sale of common shares	1,078
Proceeds from the sale of preferred shares in Ensero Holdings Inc. (Note 4)	4,500	0
Investments, gain on sale of common shares	907
Investments, gain on sale of preference shares	730
Certain marketable securities and various property agreements
Disclosure Of Investments [Line Items]
Proceeds from sales of investments	$ 7,262	$ 5,174